Disclosure of Detailed Information About Ordinary Shares Explanatory (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
At the beginning of the reporting period	$ 232,050	$ 494,423
At the end of the reporting period		232,050
Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
At the beginning of the reporting period	232,050	132,243
-Cash collected from sale of new share issuances and cash exercise of warrants and put options	244,059	65,960
- Shares issued in lieu of inventory payment		3,789
- Convertible notes converted to equity	2,841	30,058
- Shares issued upon cashless exercise of warrants	15,473
At the end of the reporting period	$ 494,423	$ 232,050